Common Stock - Additional Informational (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2019
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Voting Rights	one vote
Dividends, Common Stock	$ 0
Common Stock, Shares Authorized	166,000,000	166,000,000	80,800,000
Common Stock, Shares, Issued	13,301,649	14,817,103	13,334,856
Common Stock, Shares, Outstanding	13,301,649	14,817,103	13,334,856
Previously Reported [Member]
Common Stock, Shares Authorized	85,200,000		2,800,000